Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 51,114,575	¥ 38,823,284	¥ 36,915,513	¥ 25,927,417
Secured Bank borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0	485,400	1,343,970
Unsecured Bank Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,726,390	38,072,454	35,251,477
Unsecured Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	50,726,390	38,557,854	36,595,447
Interest payable	¥ 388,185	¥ 265,430	¥ 320,066